Stock-Based Compensation - Summary of Activity For Earnout RSA (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of share, Vested		0	0
Earnout RSAs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares)	0
Number of share, Granted	30,539,475
Number of share, Vested	(2,580,570)
Number of share, Forfeited	(95,780)
Number of shares, Nonvested at end of period (in shares)	27,863,125	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period
Weighted average grant date fair value, Granted	12.91
Weighted average grant date fair value, Vested	13.33
Weighted average grant date fair value, Forfeited	12.92
Weighted average grant date fair value, Nonvested at end of period	$ 12.87